INVESTMENTS IN LOANS AND SECURITIES - Gross Proceeds and Related Investment Gains (Losses) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Investments in loans and securities, available for sale:
Proceeds from sales/maturities/prepayments	$ 65,375	$ 0	$ 91,360	$ 0
Write-downs recognized in earnings	2,663	0	7,286	0
(Addition to) release of allowance for credit losses	(12,643)	0	(85,613)	0
Investments in loans and securities, held-to-maturity:
Proceeds from sales/maturities/prepayments	$ 0	$ 22,777	$ 0	$ 50,090